MOTLEY FOOL NEXT INDEX ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.3%
Aerospace & Defense — 2.7%
AeroVironment, Inc. (United States)*	509	$46,808
Axon Enterprise, Inc. (United States)*	1,462	148,188
HEICO Corp. (United States)	2,494	356,767
Textron, Inc. (United States)	4,469	291,781
Virgin Galactic Holdings, Inc. (United States)*	5,245	36,767
		880,311
Air Freight & Logistics — 0.4%
GXO Logistics, Inc. (United States)*	2,368	128,511
Airlines — 0.7%
Alaska Air Group, Inc. (United States)*	2,597	125,331
Hawaiian Holdings, Inc. (United States)*	1,044	18,531
JetBlue Airways Corp. (United States)*	6,525	70,079
		213,941
Auto Components — 0.6%
BorgWarner, Inc. (United States)	4,959	199,947
Banks — 0.5%
Western Alliance Bancorp (United States)	2,190	178,200
Beverages — 0.3%
Boston Beer Co. Inc., (The) Class A (United States)*	250	88,825
Biotechnology — 5.5%
2seventy bio, Inc. (United States)*	435	5,394
Alnylam Pharmaceuticals, Inc. (United States)*	2,480	311,984
AnaptysBio, Inc. (United States)*	549	10,425
BioMarin Pharmaceutical, Inc. (United States)*	3,797	285,269
Bluebird Bio, Inc. (United States)*	1,392	4,454
Editas Medicine, Inc. (United States)*	1,392	15,855
Emergent BioSolutions, Inc. (United States)*	1,083	35,696
Exact Sciences Corp. (United States)*	3,567	177,672
Exelixis, Inc. (United States)*	6,525	119,603
Ionis Pharmaceuticals, Inc. (United States)*	2,897	105,798
Neurocrine Biosciences, Inc. (United States)*	1,965	183,708
Seagen, Inc. (United States)*	3,789	514,092
		1,769,950
Building Products — 0.5%
Trex Co., Inc. (United States)*	2,365	150,698
Capital Markets — 5.4%
Affiliated Managers Group, Inc. (United States)	833	111,305
Cboe Global Markets, Inc. (United States)	2,191	246,071
FactSet Research Systems, Inc. (United States)	778	297,025
Interactive Brokers Group, Inc., Class A (United States)	2,016	124,065
Jefferies Financial Group, Inc. (United States)	4,989	164,737
MarketAxess Holdings, Inc. (United States)	783	220,555
Nasdaq, Inc. (United States)	3,398	527,574
PJT Partners, Inc., Class A (United States)	473	35,872
		1,727,204
Chemicals — 1.0%
Balchem Corp. (United States)	662	82,373
RPM International, Inc. (United States)	2,681	236,196
		318,569
Commercial Services & Supplies — 1.1%
Rollins, Inc. (United States)	10,179	360,947
Communications Equipment — 3.0%
Arista Networks, Inc. (United States)*	6,351	649,580
Ubiquiti, Inc. (United States)	1,271	332,443
		982,023
Construction & Engineering — 0.5%
MasTec, Inc. (United States)*	1,540	128,729
NV5 Global, Inc. (United States)*	318	39,171
		167,900
Consumer Finance — 0.3%
Upstart Holdings, Inc. (United States)*	1,733	87,343
Distributors — 0.9%
LKQ Corp. (United States)	5,888	302,584
Diversified Consumer Services — 0.2%
2U, Inc. (United States)*	1,524	14,204
Chegg, Inc. (United States)*	2,786	54,215
		68,419
Diversified Telecommunication Services — 0.0%
Bandwidth, Inc., Class A (United States)*	522	10,983
Electronic Equipment, Instruments & Components — 5.6%
Cognex Corp. (United States)	3,593	173,973
Coherent, Inc. (United States)*	510	138,190
Corning, Inc. (United States)	17,471	625,811
II-VI, Inc. (United States)*	2,185	136,563
IPG Photonics Corp. (United States)*	1,095	115,512
Littelfuse, Inc. (United States)	502	135,640
National Instruments Corp. (United States)	2,712	95,788
Zebra Technologies Corp., Class A (United States)*	1,097	370,994
		1,792,471
Energy Equipment & Services — 0.1%
Oceaneering International, Inc. (United States)*	2,001	25,453
Entertainment — 4.3%
Live Nation Entertainment, Inc. (United States)*	4,619	439,036
Roku, Inc. (United States)*	2,792	264,961
Skillz, Inc. (United States)*	8,439	16,034
Take-Two Interactive Software, Inc. (United States)*	3,212	399,964
Warner Bros Discovery, Inc. (United States)*	13,681	252,414
		1,372,409
Equity Real Estate Investment Trusts (REITs) — 0.5%
Retail Opportunity Investments Corp. (United States)	2,477	44,759
STAG Industrial, Inc. (United States)	3,673	122,311
		167,070
Food & Staples Retailing — 0.5%
Casey's General Stores, Inc. (United States)	760	159,250
Food Products — 2.7%
Beyond Meat, Inc. (United States)*	1,305	34,517
Darling Ingredients, Inc. (United States)*	3,327	266,393
Freshpet, Inc. (United States)*	885	63,693
McCormick & Co., Inc. (United States)	5,504	510,331
		874,934
Health Care Equipment & Supplies — 3.4%
ABIOMED, Inc. (United States)*	932	245,768
Globus Medical, Inc., Class A (United States)*	2,088	139,061
Insulet Corp. (United States)*	1,428	304,849
Masimo Corp. (United States)*	1,136	159,529
NuVasive, Inc. (United States)*	1,058	60,740
Shockwave Medical, Inc. (United States)*	735	120,694
STAAR Surgical Co. (United States)*	972	64,094
		1,094,735
Health Care Providers & Services — 3.8%
Fulgent Genetics, Inc. (United States)*	609	33,197
Guardant Health, Inc. (United States)*	2,088	85,566
HealthEquity, Inc. (United States)*	1,695	106,073
McKesson Corp. (United States)	3,095	1,017,295
		1,242,131
Health Care Technology — 1.0%
Doximity, Inc., Class A (United States)*	3,948	138,140
GoodRx Holdings, Inc., Class A (United States)*	8,265	65,872
Teladoc, Inc. (United States)*	3,306	112,702
		316,714
Hotels, Restaurants & Leisure — 2.3%
Dave & Buster's Entertainment, Inc. (United States)*	982	37,208
Hyatt Hotels Corp., Class A (United States)*	2,262	199,938
Planet Fitness, Inc., Class A (United States)*	1,741	122,514
Texas Roadhouse, Inc. (United States)	1,419	110,640
Vail Resorts, Inc. (United States)	830	209,334
Wingstop, Inc. (United States)	613	48,832
		728,466
Household Durables — 1.3%
DREAM FINDERS HOMES, Inc., Class A (United States)*	1,915	33,819
iRobot Corp. (United States)*	542	25,794
Meritage Homes Corp. (United States)*	763	65,091
NVR, Inc. (United States)*	68	302,642
		427,346
Household Products — 0.2%
Spectrum Brands Holdings, Inc. (United States)	847	74,316
Insurance — 1.8%
Kinsale Capital Group, Inc. (United States)	467	102,684
Lemonade, Inc. (United States)*	1,249	28,090
Markel Corp. (United States)*	280	383,440
Safety Insurance Group, Inc. (United States)	289	26,837
Trupanion, Inc. (United States)*	835	55,845
		596,896
Interactive Media & Services — 1.2%
Bumble, Inc., Class A (United States)*	2,644	75,354
Eventbrite, Inc., Class A (United States)*	1,914	22,451
fuboTV, Inc. (United States)*	3,045	10,018
Pinterest, Inc., Class A (United States)*	13,584	266,926
		374,749
Internet & Direct Marketing Retail — 1.8%
Chewy, Inc., Class A (United States)*	8,613	213,602
Etsy, Inc. (United States)*	2,615	212,129
Stitch Fix, Inc., Class A (United States)*	2,216	18,770
Wayfair, Inc., Class A (United States)*	2,151	127,748
		572,249
IT Services — 7.9%
Broadridge Financial Solutions, Inc. (United States)	2,412	352,683
DigitalOcean Holdings, Inc. (United States)*	2,223	108,593
EPAM Systems, Inc. (United States)*	1,173	397,084
Euronet Worldwide, Inc. (United States)*	1,058	128,187
Fastly, Inc., Class A (United States)*	2,436	31,790
Gartner, Inc. (United States)*	1,693	444,243
GoDaddy, Inc., Class A (United States)*	3,449	258,847
Jack Henry & Associates, Inc. (United States)	1,505	283,121
MongoDB, Inc. (United States)*	1,395	330,824
TaskUS, Inc., Class A (United States)*	2,001	49,185
WEX, Inc. (United States)*	920	156,658
		2,541,215
Leisure Products — 1.1%
Hasbro, Inc. (United States)	2,847	255,518
Peloton Interactive, Inc., Class A (United States)*	6,786	94,733
		350,251
Life Sciences Tools & Services — 0.6%
Repligen Corp. (United States)*	1,137	187,002
Machinery — 4.7%
Chart Industries, Inc. (United States)*	745	131,031
Cummins, Inc. (United States)	2,941	615,022
Middleby Corp., (The) (United States)*	1,141	172,816
Proto Labs, Inc. (United States)*	549	26,456
Tennant Co. (United States)	368	22,904
Toro Co., (The) (United States)	2,150	177,353
Westinghouse Air Brake Technologies Corp. (United States)	3,845	363,199
		1,508,781
Media — 2.1%
Boston Omaha Corp., Class A (United States)*	609	13,307
Magnite, Inc. (United States)*	2,697	29,640
New York Times Co., (The) Class A (United States)	3,429	118,266
Sirius XM Holdings, Inc. (United States)	81,567	522,029
		683,242
Oil, Gas & Consumable Fuels — 0.1%
Clean Energy Fuels Corp. (United States)*	4,611	25,499
Pharmaceutical and Medicine Manufacturing — 0.2%
QUIDELORTHO Corp. (United States)*	852	80,966
Pharmaceuticals — 1.0%
Viatris, Inc. (United States)	25,056	307,437
Professional Services — 0.8%
Robert Half International, Inc. (United States)	2,262	203,919
Upwork, Inc. (United States)*	2,610	47,633
		251,552
Real Estate Management & Development — 1.0%
Opendoor Technologies, Inc. (United States)*	12,702	91,835
Redfin Corp. (United States)*	2,175	21,315
Zillow Group, Inc., Class C (United States)*	5,151	205,525
		318,675
Road & Rail — 1.0%
AMERCO (United States)	403	197,462
XPO Logistics, Inc. (United States)*	2,361	126,172
		323,634
Semiconductors & Semiconductor Equipment — 2.7%
Cirrus Logic, Inc. (United States)*	1,159	94,505
First Solar, Inc. (United States)*	2,187	154,424
Impinj, Inc. (United States)*	509	23,826
Silicon Laboratories, Inc. (United States)*	789	117,687
Skyworks Solutions, Inc. (United States)	3,346	364,279
Universal Display Corp. (United States)	1,000	126,310
		881,031
Software — 13.6%
Alarm.com Holdings, Inc. (United States)*	1,037	65,570
Alteryx, Inc., Class A (United States)*	1,392	77,465
Anaplan, Inc. (United States)*	3,099	203,294
Appfolio, Inc., Class A (United States)*	708	70,928
Appian Corp. (United States)*	1,491	71,225
Asana, Inc., Class A (United States)*	3,956	86,003
Avalara, Inc. (United States)*	1,804	152,745
Blackbaud, Inc. (United States)*	1,048	66,705
Blackline, Inc. (United States)*	1,223	89,548
Cerence, Inc. (United States)*	783	24,868
Confluent, Inc., Class A (United States)*	5,632	119,004
Coupa Software, Inc. (United States)*	1,535	105,593
Fair Isaac Corp. (United States)*	543	222,386
Five9, Inc. (United States)*	1,426	137,909
HubSpot, Inc. (United States)*	981	331,274
LivePerson, Inc. (United States)*	1,479	24,818
MicroStrategy, Inc., Class A (United States)*	232	61,408
New Relic, Inc. (United States)*	1,364	63,917
Nutanix, Inc., Class A (United States)*	4,552	73,742
PagerDuty, Inc. (United States)*	1,761	43,409
Paycom Software, Inc. (United States)*	1,242	353,150
Pegasystems, Inc. (United States)	1,672	82,831
Q2 Holdings, Inc. (United States)*	1,155	60,903
Smartsheet, Inc., Class A (United States)*	2,610	93,047
Splunk, Inc. (United States)*	3,272	335,576
SS&C Technologies Holdings, Inc. (United States)	5,290	338,507
Trade Desk, Inc., (The) Class A (United States)*	10,007	520,864
UiPath, Inc., Class A (United States)*	10,875	185,636
Varonis Systems, Inc. (United States)*	2,199	72,721
Zendesk, Inc. (United States)*	2,514	229,905
Zuora, Inc., Class A (United States)*	2,610	26,465
		4,391,416
Specialty Retail — 6.1%
Camping World Holdings, Inc., Class A (United States)	902	24,471
CarMax, Inc. (United States)*	3,330	330,569
Designer Brands, Inc., Class A (United States)	1,479	22,969
Five Below, Inc. (United States)*	1,146	149,656
GameStop Corp., Class A (United States)*	1,566	195,343
RH (United States)*	440	127,635
Sleep Number Corp. (United States)*	454	20,852
Tractor Supply Co. (United States)	2,329	436,362
Ulta Beauty, Inc. (United States)*	1,079	456,525
Williams-Sonoma, Inc. (United States)	1,499	191,752
Winmark Corp. (United States)	71	14,044
		1,970,178
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A (United States)*	6,003	142,451
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc. (United States)	844	65,030
Skechers USA, Inc., Class A (United States)*	3,219	126,829
Under Armour, Inc., Class A (United States)*	9,278	98,161
		290,020
Thrifts & Mortgage Finance — 0.4%
Axos Financial, Inc. (United States)*	1,218	47,076
Walker & Dunlop, Inc. (United States)	681	72,397
		119,473
Trading Companies & Distributors — 0.6%
Watsco, Inc. (United States)	735	187,888
Total Common Stocks (Cost $38,837,800)		32,016,255

Short-Term Investments — 0.7%
U.S. Bank Money Market Deposit Account, 0.50% (United States)(a)	211,814	211,814
Total Short-Term Investments (Cost $211,814)		211,814

Total Investments (Cost $39,049,614) — 100.0%		32,228,069
Other Assets in Excess of Liabilities — 0.0%		15,852
NET ASSETS — 100.0%		$32,243,921
(Applicable to 2,175,000 shares outstanding)

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2022.

MOTLEY FOOL NEXT INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
MAY 31, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
NEXT FUND
Common Stocks	$32,016,255	$32,016,255	$-	$-	$-
Short-Term Investments	211,814	211,814	-	-	-
Total Investments*	$32,228,069	$32,228,069	$-	$-	$-

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.